Income Taxes - Schedule of Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	May 31, 2019	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Current taxes:
U.S. Federal		$ 322,551	$ 90,350	$ (10,000)
U.S. state and local		70,370	68,261	53,211
Foreign		86,918	75,395	11,026
Total current income taxes		479,839	234,006	54,237
Deferred taxes:
U.S. Federal		72,753	52,765	83,197
U.S. state and local		19,502	(1,288)	(73,482)
Foreign		4,635	13,190	(3,324)
Total deferred income taxes		96,890	64,667	6,391
Recognition of accumulated other comprehensive income lodged taxes	$ (544,600)	0	0	(544,583)
Total income tax provision (benefit)		$ 576,729	$ 298,673	$ (483,955)